Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Accounts receivable	137,875,301	137,427,191	19,732,245
Less: allowance for doubtful accounts	(111,639,312)	(117,080,588)	(16,810,813)
Accounts receivable, net	26,235,989	20,346,603	2,921,432

Schedule of changes in allowance for doubtful accounts
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Beginning balance	2,734,421	111,639,312	16,029,536
Provision for credit losses, net of recovery	128,392,115	4,743,475	681,084
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries	(19,487,224)	(7,932,721)	(1,139,006)
Exchange rate difference	—	8,630,522	1,239,199
Ending balance	111,639,312	117,080,588	16,810,813